Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Expected Useful Lives	Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:
Expected useful life
Leasehold property	Over the remaining lease term
Office equipment	4 Years
Computers	4 Years
Furniture & fittings	4 Years
Renovation	2 – 4 Years
Motor vehicle	8 Years